Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Leases

5. Leases

The Company’s real estate lease for the use of office space is subleased (as further described below). The Company’s current operating lease has a remaining fixed payment term of 0.50 years.

The table below presents supplemental information related to the operating lease:

	Three Months Ended March 31,
	2024	2023
Operating lease costs during the period (1)	$9	$240
Cash payments included in the measurement of operating lease liabilities during the period	$121	$121
Weighted-average remaining lease term (in years) as of period-end	0.50	1.51
Weighted-average discount rate during the period	9.9%	9.9%

(1)	Operating lease costs is presented net of sublease income that is not material.

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s leases is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were as follows:

	Three Months Ended March 31,
	2024	2023
Operating lease costs:
General and administrative	$134	$295
Total operating lease costs (1)	134	295
Sublease income	(125)	(55)
	$9	$240

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three months ended March 31, 2024 and 2023 of $0 and $155, respectively, and month-to-month lease arrangements for the three months ended March 31, 2024 and 2023 of $0 and $76, respectively.

Maturities of the operating lease liability as of March 31, 2024 are summarized as follows:

Years Ending December 31,
2024 (remaining nine months of the year)	$249
Minimum lease payments	249
Less imputed interest	(7)
Present value of operating lease liability	$242
Current portion of operating lease liability	$242

Sublease Agreement – The Company has entered into agreements to sublease certain space that it does not occupy, through the duration of the lease terms, with one sublease through September 2024 and two other subleases (these operating leases were recorded as an assumed lease liability in connection with the acquisition of Men’s Journal) through March 2025. As of March 31, 2024, the Company is entitled to receive total sublease income of $423 (of which $265 were recorded as an assumed liability).

Business Membership – Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings, referred to as SaksWorks Memberships. This membership provides a certain number of accounts that equate to the use of the space granted. Effective June 1, 2022, the SaksWorks membership agreement was amended and assigned to Convene SW MSA Holdings, LLC (“Convene”). The initial term of the agreement with Convene was through December 31, 2023, with provisions for renewals. The Company terminated the arrangement effective December 31, 2023.

Lease Termination – Effective September 30, 2021, the Company terminated a certain lease arrangement for office space. In connection with the termination, the Company agreed to pay the landlord cash payments and credits for market rate advertising. As of March 31, 2024, the Company has a remaining cash payment of $4,000 due on October 1, 2024 (reflected net of imputed interest recognized at 10.0% per annum) and market advertising to be delivered of $676, presented as a lease termination liability of $4,518, as reflected in accrued expenses and other on the condensed consolidated balance sheets.

7. Leases

The Company’s real estate lease for the use of office space was subleased during the year ended December 31, 2023. The Company determines whether an arrangement contains a lease at inception. Lease assets and liabilities are recognized upon commencement of the lease based on the present value of the future minimum lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option.

The Company’s current operating lease has a remaining fixed payment term of 0.75 years.

The table below presents supplemental information related to the operating lease:

	As of December 31,
	2023	2022
Operating lease costs during the year (1)	$1,052	$969
Cash payments included in the measurement of operating lease liability during the year	486	469
Weighted-average remaining lease term (in years) as of year-end	0.75	1.75
Weighted-average discount rate during the year	9.90%	9.90%

(1)	Operating lease costs is presented net of sublease income that is not material.

The Company generally utilizes its incremental borrowing rate based on information available at the commencement of the lease in determining the present value of future payments since the implicit rate for the Company’s lease is not readily determinable.

Variable lease expense includes rental increases that are not fixed, such as those based on amounts paid to the lessor based on cost or consumption, such as maintenance and utilities.

The components of operating lease costs were follows:

	As of December 31,
	2023	2022
Operating lease costs:
General and administrative	1,344	1,187
Total operating costs (1)	1,344	1,187
Less sublease income	(292)	(218)
Total operating lease costs	$1,052	$969

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2023 and 2022 of $620 and $668, respectively, and month-to-month lease arrangements for the years ended December 31, 2023 and 2022 of $396 and $320, respectively.

Maturities of the operating lease liability as of December 31, 2023 are summarized as follows:

Minimum lease payments - 2024	$373
Less imputed interest	(15)
Present value of operating lease liability	$358
Current portion of operating lease liability	$358
Long-term portion of operating lease liability	-
Total operating lease liability	$358

Sublease Agreement – The Company has entered into agreements to sublease certain space that it does not occupy, through the duration of the lease terms, with one sublease through September 2024 and two other subleases through March 2024. As of December 31, 2023, the Company is entitled to receive total sublease income of $537.

Business Membership – Effective October 1, 2021, the Company entered into a business membership agreement with York Factory LLC, doing business as SaksWorks, that permits access to certain office space with furnishings, referred to as SaksWorks Memberships. This membership provides a certain number of accounts that equate to the use of the space granted. Effective June 1, 2022, the SaksWorks membership agreement was amended and assigned to Convene SW MSA Holdings, LLC (“Convene”). The initial term of the agreement with Convene was through December 31, 2023, with provisions for renewals. The Company terminated the arrangement effective December 31, 2023.

Lease Termination – Effective September 30, 2021, the Company terminated a certain lease arrangement for office space. In connection with the termination, the Company agreed to pay the landlord cash of $10,000 (the “Cash Payments”) and $1,475 in market rate advertising. The Cash Payments were paid or remain due as follows: $1,000 paid in December 2021; $1,000 paid in October 2022; $4,000 paid in October 2023; and $4,000 due on October 1, 2024, with imputed interest recognized at 10.0% per annum, and the market advertising of $615 has been delivered during the year ended December 31, 2023, leaving $860 to be delivered as of December 31, 2023, with the current amount due, net of imputed interest, reflected in accrued expenses and other on the consolidated balance sheets.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Leases

Note 4 – Leases

The Company leases building space from three different lessors, one of which is a related party. The right of use asset balance totaled $751 thousand and $751 thousand as of March 31, 2024 and December 31, 2023, respectively. The lease liability had a total short term balance of $190 thousand and $163 thousand as of March 31, 2024 and December 31, 2023, respectively, and a long term balance of $568 thousand and $589 thousand as of March 31, 2024 and December 31, 2023, respectively.

The components of operating lease costs were as follows for the three months ended March 31:

($ in thousands)	2024	2023

Operating lease cost	$52	$5
Variable lease cost	8	-
Total lease cost	$60	$5

Operating lease and variable lease costs are recorded within the general and administrative expenses on the statement of operations. All operating and variable lease costs recorded during the three months ended March 31, 2024 and 2023 represent cash used in operating activities in the statements of cash flows. The weighted-average remaining lease term was 4.3 years and 4.7 years for the periods ended March 31, 2024 and December 31, 2023, respectively.

The future minimum lease payments are as follows:

($ in thousands)	Future Minimum Lease Payments
2024	$185
2025	224
2026	189
2027	180
2028	150
Thereafter	-
Undiscounted Total	928
Less imputed interest	(170)
Lease liabilities:	$758

Bridge Media Networks, LLC

Notes to Unaudited Financial Statements

Note 5 – Leases

The Company leases building space from three different lessors, one of which is a related party. The right of use asset balance totaled $752 thousand and $101 thousand as of December 31, 2023 and 2022, respectively. The lease liability had a total short term balance of $163 thousand and $16 thousand as of December 31, 2023 and 2022, respectively, and a long term balance of $589 thousand and $85 thousand as of December 31, 2023 and 2022, respectively.

The components of operating lease costs were as follows:

($ in thousands)	2023	2022

Operating lease cost	$71	$3
Variable lease cost	7	-
Total lease cost	$78	$3

Operating lease and variable lease costs are recorded within the general and administrative expenses on the statement of operations. All operating and variable lease costs recorded during the years ended December 31, 2023 and 2022 represent cash used in operating activities in the statements of cash flows. The weighted-average remaining lease term was 4.7 years and 2.0 years for the years ended December 31, 2023 and 2022, respectively.

The future minimum lease payments are as follows:

($ in thousands)	Future Minimum Lease Payments
2024	$224
2025	192
2026	189
2027	180
2028	150
Thereafter	-
Undiscounted Total	935
Less imputed interest	(183)
Lease liabilities:	$752